COMMITMENTS AND CONTINGENCIES (Guarantees) (Details) - Dec. 31, 2023 ₪ in Thousands, $ in Thousands	ILS (₪)	USD ($)
TAT Technologies Ltd [Member]
Guarantees:
Bank guarantee to secure liability to Israeli customs	₪ 151	$ 42